Trade and Other Receivables (Details) - Schedule of Allowance for Expected Credit Losses of Trade and Other Receivables - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance For Expected Credit Losses Of Trade And Other Receivables Abstract
Balance beginning	£ 225
Provision for expected credit losses	3,775	225
Balance ending	£ 4,000	£ 225